Intangibles Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Intangibles Assets and Goodwill [Abstract]
Schedule of Intangibles Assets and Goodwill
Cost	Client relationships	Technology	Brand Name	Total
Balance, December 31, 2024	$307,640	$3,722,456	$32,259,253	$36,289,349
Acquisition of Neuronomics	-	-	337,211	337,211
Additions	-	-	203,562	203,562
Deconsolidation of Neuronomics	-	-	(498,065)	(498,065)
Balance, December 31, 2025 and June 30, 2026	$307,640	$3,722,456	$32,301,961	$36,332,057

Accumulated Amortization	Client relationships	Technology	Brand Name	Total
Balance, December 31, 2024	$(21,323)	$(3,641,701)	$(30,977,055)	$(34,640,079)
Amortization	(27,700)	(30,291)	(1,273,590)	(1,331,581)
Deconsolidation of Neuronomics	-	-	39,811	39,811
Balance, December 31, 2025	$(49,023)	$(3,671,992)	$(32,210,834)	$(35,931,849)
Amortization		(24,280)	-	(24,280)
Impairment loss	(258,617)	(26,184)	(91,127)	(375,928)
Balance, June 30, 2026	$(307,640)	$(3,722,456)	$(32,301,961)	$(36,332,057)
Balance, December 31, 2025	$258,617	$50,464	$91,127	$400,208
Balance, June 30, 2026	$-	$-	$-	$-

Schedule of Continuity of the Goodwill Acquired

The continuity of the goodwill acquired as part of the acquisitions is as follows:

Balance, December 31, 2024	$37,157,779
Acquisition of Neuronomics	2,907,440
Deconsolidation of Neuronomics	(2,907,440)
Impairment	(2,077,585)
Balance, December 31, 2025 and June 30, 2026	$35,080,194